Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2017
AOL Inc
Purchase Price Identified Based on Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the consideration to AOL’s shareholders and the identification of the assets acquired, including cash acquired of $0.5 billion, and liabilities assumed as of the close of the acquisition, as well as the fair value at the acquisition date of AOL’s noncontrolling interests:

(dollars in millions)	As of June 23, 2015
Cash payment to AOL’s equity holders	$3,764
Estimated liabilities to be paid(1)	377
Total consideration	$4,141

Assets acquired:
Goodwill	$1,938
Intangible assets subject to amortization	2,504
Other	1,551
Total assets acquired	5,993

Liabilities assumed:
Total liabilities assumed	1,851

Net assets acquired:	4,142
Noncontrolling interest	(1)
Total consideration	$4,141

(1)
During the years ended December 31, 2017 and 2016, we made cash payments of $1 million and $179 million, respectively, in respect of acquisition-date estimated liabilities to be paid. As of December 31, 2017, the remaining balance of estimated liabilities to be paid was $197 million.

Yahoo! Inc.
Purchase Price Identified Based on Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the consideration to Yahoo’s shareholders and the preliminary identification of the assets acquired, including cash acquired of $0.2 billion, and liabilities assumed as of the close of the acquisition, as well as the fair value at the acquisition date of Yahoo’s noncontrolling interests:

(dollars in millions)	As of June 13, 2017	Measurement-period adjustments (1)	As of December 31, 2017
Cash payment to Yahoo’s equity holders	$4,723	$(50)	$4,673
Estimated liabilities to be paid	38	—	38
Total consideration	$4,761	$(50)	$4,711

Assets acquired:
Goodwill	$874	$1,055	$1,929
Intangible assets subject to amortization	2,586	(713)	1,873
Property, plant, and equipment	1,796	9	1,805
Other	1,362	(30)	1,332
Total assets acquired	6,618	321	6,939

Liabilities assumed:
Total liabilities assumed	1,824	354	2,178

Net assets acquired:	4,794	(33)	4,761
Noncontrolling interest	(33)	(17)	(50)
Total consideration	$4,761	$(50)	$4,711

(1)
Adjustments to preliminary fair value measurements to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date.